As filed with the  Securities  and Exchange  Commission on December 17, 1998

Securities Act File No. 333-12075
Investment Company Act File No. 811-07813

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
              No.
              Post-Effective Amendment No.  9                 X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  10                               X

                              KOBREN INSIGHT FUNDS
               (Exact Name of Registrant as Specified in Charter)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
                     (Address of principal Executive Office)

       Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:                         Copies to:

Gail A. Hanson, Esq.                                        Pamela Wilson, Esq.
Kobren Insight Funds                                        Hale and Dorr
One Exchange Place                                          60 State Street
Boston, MA  02109                                           Boston, MA  02109

It is proposed that this filing will become effective (check appropriate box):

       __       immediately upon filing pursuant to Rule 485(b);or
       __       on December 17, 1998 pursuant to paragraph (b);or
                60 days after filing pursuant to Rule 485(a)(1);or on ________ pursuant to paragraph (a)(1);or 75 days after filing pursuant to Rule 485(a)(2);or on ________ pursuant to paragraph (a)(2)

        If appropriate, check the following box:

        X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant filed a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1997 on March 31, 1998.

                                               KOBREN INSIGHT FUNDS
                                                     FORM N-1A

                                               CROSS REFERENCE SHEET
                                             PURSUANT TO RULE 495 (a)


Part A.
Item No.                                                                   Prospectus Caption

1.     Front and Back Cover Pages                                          Front Cover; Back Cover

2.     Risk/Return Summary: Investments,                                   Factors Every Investor Should
       Risks, and Performance                                              Know: Principal Investments;
                                                                           Principal Investment
                                                                           Risks; Performance; The Funds'
                                                                           Investments

3.     Risk/Return Summary: Fee Table                                      Factors Every Investor Should
                                                                           Know: Fees and Expenses

4.     Investment Objectives, Principal                                    Factors Every Investor Should
       Investment Strategies, and Related Risks                            Know: Investment Goals; Principal
                                                                           Investments; Principal Investment
                                                                           Risks; The Funds' Investments

5      Management's Discussion of Fund                                     Not Applicable
       Performance

6.     Management, Organization, and                                       Back Cover; Factors Every Investor
       Capital Structure                                                   Should Know: Principal Investments;
                                                                           Fees and Expenses; The Funds'
                                                                           Investments; Investment Adviser

7.     Shareholder Information                                             Factors Every Investor Should
                                                                           Know: Who May Want to Invest;
                                                                           Investment and Account Policies:
                                                                           Calculation of Net Asset Value;
                                                                           How to Purchase Shares; How to
                                                                           Exchange/Redeem Shares;
                                                                           Dividends, Distributions and
                                                                           Taxes

8.     Distribution Arrangements                                           For More Information

9.     Financial Highlights Information                                    Financial Highlights





Part B.                                                                    Statement of Additional
Item No.                                                                   Information Caption

10.    Cover Page and Table of Contents                                    Cover Page; Table of Contents

11.    Fund History                                                        Not Applicable

12.    Description of the Fund and Its                                     Investment Objectives and
       Investments and Risks                                               Policies; Investment Restrictions

13.    Management of the Fund                                              Management of the Trust and the Funds

14.    Control Persons and Principal Holders                               Management of the Trust and the
       of Securities                                                       Funds

 15.   Investment Advisory and Other Services                              Management of the Trust and the Funds;
                                                                           Custodian, Counsel and Independent
                                                                           Accountants; Portfolio Transactions

16.    Brokerage Allocation and Other Practices                            Portfolio Transactions

17.    Capital Stock and Other Securities                                  Description of the Trust

18.    Purchase, Redemption and Pricing of                                 Purchase, Redemption and
       Shares                                                              Determination of Net Asset Value;
                                                                           Special Redemptions

 19.   Taxation of the Fund                                                Dividends, Distributions and Taxes

20.    Underwriters                                                        Management of the Trust and the Funds

 21.   Calculation of Performance Data                                     Performance Information

 22.   Financial Statements                                                Financial Statements


                                               Kobren Insight Funds
                                        Registration Statement on Form N-1A

The purpose of filing Post-Effective Amendment No. 9 is to designate December 17, 1998 as the new effective date for the Registrant's Post-Effective Amendment No. 5 as filed with the Securities and Exchange Commission ("SEC") on October 27, 1998 (Accession No. 0000927405-98-000313) ("Post-Effective Amendment No. 5").

                                                      PART A

Prospectus for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Post-Effective Amendment No. 3.

                                                      PART B

Statement of Additional Information for Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 3.

P R O S P E C T U S
December 17, 1998


                                                      Kobren
                                                 Delphi Value Fund




The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                                 TABLE OF CONTENTS

                                                                                                             Page

FACTORS EVERY INVESTOR SHOULD KNOW............................................................................3

     Investment goal..........................................................................................3

     Principal investments....................................................................................3

     How the manager selects the fund's investments............................................................3

     Principal investment risks...............................................................................3

     Who may want to invest...................................................................................4

     Fees and expenses........................................................................................4

THE FUND'S INVESTMENTS........................................................................................5

INVESTMENT ADVISER AND SUBADVISER.............................................................................6

INVESTMENT AND ACCOUNT POLICIES...............................................................................7

     Calculation of net asset value...........................................................................7

     How to purchase shares...................................................................................8

     How to exchange shares....................................................................................9

     How to redeem shares......................................................................................9

     Dividends, distributions and taxes......................................................................10

FOR MORE INFORMATION.........................................................................................12


         FACTORS EVERY INVESTOR SHOULD KNOW

     INVESTMENT GOAL

-    Long term growth of capital.

PRINCIPAL INVESTMENTS

- At least 65% of assets in equity securities of U.S. companies. The fund may invest in a mix of large, medium and small capitalization companies. The fund may invest up to 35% of assets in securities of foreign issuers, including emerging market issuers.

- Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations

     HOW THE MANAGER SELECTS THE FUND'S INVESTMENTS

In selecting stocks for the fund's portfolio,  the manager,  Delphi  Management,
Inc.,  follows a strict         value  discipline     evaluating each company on
its own merits.

      The manager uses a quantitative model to identify attractive companies that have some of the following characteristics:

          At least a 15% return on equity
          Low debt to equity ratios
          Sound financial conditions and conservative accounting practices Good businesses with sustainable franchises

The model also considers revenues, earnings and free cash flow levels.

      The manager engages in in-person visits or discussions with company management before investing in a company.
      The manager looks for management that is capable and candid about problems and that has a viable strategic plan.
      The manager selects for the fund's portfolio those attractive companies that appear to be undervalued by the stock market. The measures of value used by the manager include price/earnings multiples, cash flow multiples and low price-to-liquidation values. These companies may be temporarily out of favor or not closely followed by investors.
      The manager intends to keep the fund fully invested in equity securities and does not attempt to "time the market."

PRINCIPAL INVESTMENT RISKS

You could lose money on your investment in the Kobren Delphi Fund or the fund could perform worse than other possible investments if any of the following occurs:

      The U.S. or a foreign stock market goes down.
- The market favors growth stocks over value stocks or favors companies at a particular capitalization level. An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stocks.
- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.
              - The manager's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

                                        FACTORS EVERY INVESTOR SHOULD KNOW

WHO MAY WANT TO INVEST IN THE FUND

The fund may be appropriate for investors:

      Seeking growth of capital.

      With a long term time horizon and no need for current income.

      Willing to accept stock market risk in exchange for the opportunity to achieve higher long-term returns.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

This table  describes the     estimated       fees and expenses that you may pay
if you buy and hold shares of the Kobren Delphi Fund.

For year ended 12/31/99                                       Retail Class              Institutional Class

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases              None                      None
Maximum deferred sales charge (load)                          None                      None
Redemption fee                                                None                      None
Exchange fee                                                  None                      None

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees                                               1.00%                     1.00%
Distribution (12b-1) and/or service fees                      0.25%                     None
Other expenses                                                0.23%                     0.23%
Total annual fund operating expenses                          1.48%                     1.23%

The example assumes that

      You invest $10,000 in the fund for the time periods indicated; Your investment has a 5% return each year; The fund's operating expenses remain the same; and You redeem your investment at the end of each period.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               Retail Class              Institutional Class

1 year                            $151                      $125

3 years                           $468                      $390

                                              THE FUND'S INVESTMENTS

More about the fund's strategies and investments

DEFENSIVE INVESTING

The fund may depart from its principal investment strategies by taking temporary
defensive  positions in         debt  securities in response to adverse  market,
economic or political conditions for up to 100% of the portfolio. These securities may be of any maturity or duration and may be issued by the U.S. Governent or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies. Defensive investing may prevent the fund from achieving its goal of capital growth. The fund could give up potential gains and minimize losses while defensively invested.

DERIVATIVE CONTRACTS

The fund may, but is not required to, use derivative contracts for any of the following purposes:

      To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing stock market prices or currency exchange rates.

      As  a  substitute  for   purchasing  or  selling   securities  or  foreign
currencies.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

THE FUND'S INVESTMENT GOAL

The board of trustees may change the fund's investment goal without obtaining the approval of the fund's shareholders. The fund might not succeed in achieving its goal.

ADDITIONAL INVESTMENT RISKS

The fund could  lose money or  underperform  for the      reasons  listed in the
"Factors Every Investor Should Know" section or for the following additional reasons:

    Small company risk. Securities of smaller companies may have more risks than those of larger companies - they may be more susceptible to market downturns and their prices may be more volative.

      Interest rate risk. If interest rates go up, bond prices and the value of the fund's investments in fixed income securities go down.

      Credit risk. An issuer of a debt security or OTC derivative contract could
default  on  its  obligation  to  pay  principal  and  interest,   or  a  rating
organization could downgrade the credit rating of the issuer.

      Leverage risk. Because of investments in derivative contracts, the fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor investment decisions.

      Correlation risk. Changes in the value of the fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

      Liquidity and valuation risks. Securities that were liquid when purchased by the fund may become temporarily illiquid and hard to value, especially in declining markets.

     Turnover risks. The fund may engage in active trading to achieve its investment strategies. However, the fund anticipates an annual portfolio turnover rate of less than 50%.

                                                         YEAR 2000

The fund's securities trades, pricing and accounting services and other operations could be adversely affected if the computer systems of the adviser, subadviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser, the subadviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. The value of their securities could go down if they do noy fix these problems in time or if fixing them is very expensive.

                                         INVESTMENT ADVISER AND SUBADVISER

KOBREN INSIGHT MANAGEMENT, INC.

Kobren Insight Management, Inc. ("KIM") provides investment advice and portfolio management services to the fund. KIM has engaged Delphi Management, Inc. ("Delphi") as the fund's subadviser. Under the supervision of KIM and the board of trustees, Delphi makes the fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the fund's investments.

KIM, a registered investment adviser, was established in 1987. KIM currently manages over 1,000 client accounts with assets totaling approximately $1 billion. KIM is also the investment adviser of three funds of funds under the Kobren Insight Funds label.

Eric M. Kobren owns all of the stock of KIM and of the fund's distributor. Mr. Kobren is also the principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports with over 100,000 paid subscribers.

Scott M. Black has been the fund's portfolio manager since the fund's inception in 1998. Mr. Black has been the president and controlling shareholder of Delphi since 1983. Since 1980, Delphi (and its predecessor firm) has limited its management services to institutional investors, including pensions, endowments and high net worth individuals. Delphi currently manages approximately $1 billion in assets.

The fund has agreed to pay KIM a monthly advisory fee at the annual rate of 1.00% of the fund's average daily net assets. KIM is responsible for Delphi's subadvisory fee.

              KIM has voluntarily agreed to cap the fund's total annual operating expenses of the retail class at no more than 1.75% annually of the fund's average daily net assets and of the institutional class at no more than 1.50%. This cap does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. Although this expense cap arrangement can be revoked at any time, KIM plans to continue this arrangement until January 1, 2000.

         DISTRIBUTION ARRANGEMENTS

The fund has adopted a plan under rule 12b-1 for the retail class shares of the fund. The plan allows the fund to use part of the fund's assets (up to .25% of its average daily net assets) for the sale and distribution of its shares, including advertising, marketing and other promotional activities. Because these fees are paid out of fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                  Delphi Management, Inc. Composite Performance

    The composite is made up of all high net worth individual and institutional equity portfolios under Delphi's discretionary management. The portfolios have objectives, policies and strategies similar to those of the fund.

              Average Annual Total Return
                  Return of Composite
              (for the Periods Ended June 30, 1998)


                                                                Since Inception
1 year       3 years          5 years          10 years        (January 1, 1980)
------      -------          -------          --------        -----------------
  27.51%       27.13%           20.35%            15.62%            17.58%



Performance of the composite is not that of Kobren Delphi Value Fund, is not a substitute for the fund's performance and does not predict the fund's future performance results, which may differ from those of the composite.

    Net performance data reflects the deduction of a 1.48% fee, which is the same as Kobren Delphi Value Fund's estimated first year operating expenses. Composite performance was calculated using a time-weighted methodology, adjusting for significant cash flows and linking montly returns. Individual account performance was equal-weighted and therefore did not factor in account size.

Composite performance would be reduced if advisory accounts held cash positions or had inflows and outflows of cash to the same extent as the fund. In addition, advisory accounts are not subject to 1940 Act investment restrictions nor to the provisions of the Internal Revenue Code relating to regulated investment companies. These restrictions and provisions could have had an adverse effect on the composite performance.

    Since the above returns were not calculated for a mutual fund, they are not based on SEC performance standards. Performance calculations based on SEC standards would have been different.

                                          INVESMENT AND ACCOUNT POLICIES

The fund calculates its NAV every business day.

CALCULATION OF NET ASSET VALUE

The fund calculates the net asset value per share (NAV) for each class at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. A business day is a weekday that is not a holiday listed in the statement of additional information. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

The fund's portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services.
Fair value means estimating a security's value at other than the market quotation. The effect of such method may be that the price used may be different than other fund's pricing using market quotations.

PURCHASING FUND SHARES

Individuals, institutions, companies and fiduciaries may buy shares of the fund without a sales charge at the NAV next calculated after the order has been received in proper form.

CHOOSING A SHARE CLASS

The fund offers two share classes, each with its own expense structure. The retail class has a 12b-1, or marketing fee. The fee allows the fund to pay for certain activities and expenses intended primarily to result in the sale of the retail class shares of the fund. The institutional class, available only to qualified investors, does not have a marketing fee, but has substantial initial and on-going minimum investment levels.

TAX-DEFERRED RETIREMENT PLANS

Traditional individual retirement account (IRA) plans and Roth individual retirement plans can invest in the fund through Investor Services Group. The following retirement plans are available through the mutual fund networks listed on page 8.

      Keough plans for self-employed individuals
      SEP and SARSEP plans for corporations
      Qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations

WIRE AND ACH TRANSFERS

The fund currently imposes no fee for wire and Automated Clearing House (ACH) transfers of purchase payments and redemption proceeds. However, the fund's custodian may charge a fee in the future.

TELEPHONE TRANSACTIONS

The fund and Investor Services Group have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

         MINIMUM INVESTMENT AMOUNTS
              The following minimum investment requirements apply to initial purchases of the retail class:

         TYPE OF ACCOUNT               RETAIL                     INSTITUTIONAL

Regular Accounts                            $2,500                $1 million
Individual Retirement Accounts              $2,000                       N/A
Through fund networks (see page 8)          $2,500                $1 million

   Subsequent Investments: There is a $500 minimum for Retail Class (no minimum for Institutional Class).

Institutional Class: The minimum investment requirement for the institutional class is $1million. For investors purchasing through registered investment advisers, institutions such as trusts or foundations or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet this minimum. The minimum does not apply to employees of KIM and its affiliates and their immediate families, KIM clients and employees of Delphi and their immediate families.

Retail and Institutional Classes: You can get prospectuses, sales literature and applications from the fund's distributor at the address and telephone number listed on the back cover of this prospectus. The fund and its distributor may reject all or part of any order to buy fund shares. The fund may be closed to new investors, temporarily or permanently, without advance notice to investors.
     Fund officers have discretion to waive or reduce any of the minimum investment requirements.

                                              HOW TO PURCHASE SHARES

Method of Purchase/Purchase Procudures

By check

OPEN AN ACCOUNT

      To open an account and make an initial investment in retail class shares, send a minimum $2,500 ($2,000 for IRAs) check and a completed account application to the address shown below. The initial minimum investment in institutional class shares is $1 million.

-     An account application is included with this prospectus.

              ADD TO AN ACCOUNT

      Send a check (no less than $500 for retail class shares) with your account name and number to permit proper crediting. You can use the deposit slip attached to the bottom of all account statements.

- If you are adding to an IRA account, please provide the contribution year.

ALL PURCHASES

      Your checks should be drawn on a U.S. bank or savings institution and should be made payable to Kobren Insight Funds.

              - If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses to the fund, its distributor or Investor Services Group.

By wire

OPEN AN ACCOUNT

      To purchase shares by wire, call Investor Services Group for instructions at the number shown below.

      Be prepared to give the name in which the account will be opened, the address, telephone number and taxpayer identification number for the account and the name of the bank that will wire the purchase payment.

      You will be assigned a new account number. You should write this number on and complete an account application, which must be sent promptly to the address shown below.

      Your purchase order will not take effect until both the wire and the purchase order are received by the fund.

You will         be able to redeem  shares of the fund,      but not receive the
proceeds,       until the fund has received your completed  account  application form. Also, if a signed application form is not received within 60 days, your account will be subject to backup tax withholding.

ADD TO AN ACCOUNT

      When you purchase more shares by wire, provide your fund name, account name and account number to permit proper crediting.

              - To receive timely credit, you must call and tell Investor Services Group that your bank is sending a wire.

By Automated Clearing House transfer (ACH)

      If you want to purchase shares for non-retirement accounts via electronic funds transfer, check this option in section 5 of your application.

      Call Investor Services Group before 4:00 p.m. Eastern time.

By automatic investment plan

      After your initial investment, you can make automatic monthly, quarterly or annual purchases (on the day you choose in advance) of $100 or more.

      To use this plan, complete sections 5 and 6 of the application. You can change the purchase amount or terminate the plan at any time by notifying the fund in writing.

Through broker dealers and fund networks

Contact your broker-dealer to find out about its procedures for processing orders to purchase fund shares. Purchase orders received by your broker-dealer or its agent before 4:00 p.m. Eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to Investor Services Group.

-     The fund may also be purchased through the following fund networks:

Fidelity Investments                        800-544-9697
Charles Schwab & Company                    800-266-5623
Jack White & Company                        800-323-3263
              Waterhouse Securities                  800-934-4443

              Send mail to:

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
              Westborough, MA 01581

Call:

Investor Services Group
toll-free at
800-895-9936

                                           HOW TO EXCHANGE/REDEEM SHARES

Method of Exchange/Exchange Procedures

All exchanges

      You may exchange shares of the fund for shares of any other Kobren Insight fund at the NAV of the funds next determined after receipt of your exchange request.

      Exchanges must meet the applicable minimum initial investment requirements for the acquired fund.

      To protect other shareholders of the fund, the fund may cancel the exchange privileges of any person that, in the opinion of the fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The fund may also close the accounts of shareholders whose exchange privilege has been cancelled.

The fund's trustees may change or terminate the exchange privilege on 60 days' prior notice to shareholders.

By mail

      Send a written exchange request to the address shown below.

      Your request must state the number of shares or dollar amount to be exchanged, both funds' names and the applicable account numbers for both funds.

      The request must be signed exactly as your name appears on the account registration.

By telephone

      Call Investor Services Group at the telephone number shown below.

- If you are unable to execute a telephone exchange (for example during times of unusual market activity), you should consider requesting an exchange by mail.

Method of Redemption/Redemption Procedures

By mail

      You may redeem shares of the fund by sending a written redemption request to the Kobren Insight funds at the address shown below.

      Your request must state the number of shares or dollar amount to be redeemed and the applicable account number.

      The request must be signed exactly as your name appears on the account registration.

      If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by one of the eligible guarantor institutions listed under "Signature guarantees."

If you want redemption proceeds deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application, you should say so in your written redemption request. Call Investor Services Group for more information about ACH transfers.

By telephone

      To redeem by telephone, call Investor Services Group at the number shown below.

- You can request that redemption proceeds be deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application.

Through broker-dealers and fund networks

Contact your broker-dealer to find out about its procedures for processing orders to redeem fund shares. Redemption orders received by yourbroker-dealer or its agent before 4:00 p.m. Eastern time on any business day receive that day's NAV. Your broker-dealer is responsible for promptly transmitting properly completed orders to Investor Services Group and may charge a transaction fee for this service.

Systematic withdrawal plan

      If shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount. There is no charge for this service.

- Call Investor Services Group at the number shown below for more information.

 Send mail to:

 Kobren Insight Funds
 P.O. Box 5146
 4400 Computer Drive
              Westborough, MA 01581

Call:

Investor Services Group
toll-free at
800-895-9936

                                          INVESTMENT AND ACCOUNT POLICIES

You may redeem shares of the fund on any business day at the NAV next calculated after the receipt of your redemption request in proper form.

REDEEMING FUND SHARES

Redemption proceeds are usually sent on the business day after the effective date of a redemption. However, the payment of redemption proceeds for shares purchased by check will be delayed until after the check has cleared, which may take up to 15 days. Under unusual circumstances, the fund may suspend redemptions, if allowed by the SEC, or postpone payment.

Redemption proceeds are paid by wire or, at your request, ACH transfer to the bank or brokerage account designated on your account application. If you have not designated an account or if is impossible or impractical to wire redemption proceeds, they will be sent by mail to your record address. You may change your designated account by sending to the address on the previous page a written request or supplemental telephone redemption authorization form (available from Investor Services Group) that has been signature guaranteed by an eligible guarantor institution.

SIGNATURE GUARANTEES

The fund will accept signature guarantees from the following institutions: banks, broker-dealers, credit unions, savings institutions, national securities exchanges, registered securities associations and clearing agencies.
Shareholders that are corporations, partnerships, trusts, estates or other organizations may be required to provide documents evidencing that a request to redeem shares or change a designated bank or brokerage account has been properly authorized.

CLOSING OR CONVERSION OF SUB-MINIMUM ACCOUNTS

The fund may close your retail class account if, for reasons other than market losses, the value of your shares falls below $1,000, or any other minimum set by the fund's trustees. The fund may convert your institutional class shares to retail class shares if the value of your account as a result of share redemptions falls below $250,000. After the fund notifies you of its intention to close your retail class account or convert your institutional shares, you will have 60 days to bring the account back to the minimum level.

The fund declares and pays dividends according to the schedule on the right.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Redemptions and exchanges of fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash.

Dividends are paid in additional shares of the fund unless you elect to receive them in cash.

Type of Distribution      Declared and Paid          Federal Tax Sta

Dividends from net        annually                Taxable as ordinary gain
investment income

Distributions of short    annually                Taxable as ordinary income
term capital gain

Distributions of long     annually                Taxable as capital gain
term capital gain

You should generally avoid investing in the fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the fund will send you information about the fund's dividends and
distributions   during  the  previous   calendar   year.   Most  of  the  fund's
distributions are expected to be capital gains.

If you do not provide the fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

         THIS PAGE INTENTIONALLY LEFT BLANK

                                               FOR MORE INFORMATION

For investors who want more information about the fund, the following documents are available free upon request.

Annual/Semiannual Reports

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Contacting Principal Distributor

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund's principal distributor at:

         Address:          Kobren Insight Brokerage, Inc.
                           20 William Street, Suite 310
                           P.O. Box 9150
                           Wellesley Hills, MA 02181

         Phone:            1-800-4KOBREN (1-800-456-2736)
         E-mail:           kifcon@kobren.com
         Internet:         http://www.kobren.com

Contacting the SEC

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference room may be obtained by calling the Commission at
1-800-SEC-0330.      Investors can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009
     Telephone: 1-800-SEC-0330.
      Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file no. 811-07813

INVESTMENT ADVISER
Kobren Insight Management, Inc.
20 William Street, PO Box 9135
Wellesley Hills, MA 02481
Toll-free: 1-800-456-2736

ADMINISTRATOR
First Data Investor
Services Group, Inc.

TRANSFER AGENT
First Data Investor
Services Group, Inc.
Toll-free: 1-800-895-9936

SUBADVISER
Delphi Management, Inc.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Hale and Dorr LLP

CUSTODIAN
Boston Safe Deposit
and Trust Company



                                                      December 17, 1998


                                               KOBREN INSIGHT FUNDS

                                             KOBREN DELPHI VALUE FUND

                                        STATEMENT OF ADDITIONAL INFORMATION


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of the Kobren Delphi Value Fund (the "fund"), a series of Kobren Insight Funds (the "trust"), dated
    December 15, 1998.       The statement of additional  information  should be
read in conjunction with the fund's prospectus. The fund's prospectus may be obtained by writing to the trust at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Trust toll free at 800-895-9936. Terms not otherwise defined herein have the same meaning as in the prospectus.


                                                 TABLE OF CONTENTS

PAGE

     I.    INVESTMENT OBJECTIVE AND POLICIES..................................................................2
    II.    INVESTMENT RESTRICTIONS...........................................................................15
   III.    MANAGEMENT OF THE TRUST AND THE FUND
           A.     Trustees and Officers.....................................................................17
           B.     Investment Adviser.........................................................................19

           C.     Distribution...............................................................................20
D.Administrator, Transfer Agent and Dividend Paying Agent....................................................21
    IV.    PURCHASE, REDEMPTION AND DETERMINATION
                  OF NET ASSET VALUE.........................................................................21
     V.    SPECIAL REDEMPTIONS...............................................................................22
    VI.    PORTFOLIO TRANSACTIONS............................................................................23
   VII.    PERFORMANCE INFORMATION
           A.     Total Return...............................................................................24
           B.     Non-Standardized Total Return..............................................................24
           C.     Other Information Concerning Fund Performance..............................................25
  VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES................................................................30
    IX.    CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS....................................................34
     X.    DESCRIPTION OF THE TRUST..........................................................................34
    XI.    ADDITIONAL INFORMATION............................................................................35


                                 I. INVESTMENT OBJECTIVES AND POLICIES

         Kobren Insight Funds (the "trust") is a no-load open-end, diversified investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers four separate series, each with different investment objectives. This Statement of Additional Information pertains to the Kobren Delphi Value Fund (the "fund") only. The fund's investment objective is long term growth of capital. The fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies.

Investments in Small, Unseasoned Companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than what might otherwise be the case. If other investment companies and investors who invest in these issuers trade the same securities when the fund attempts to dispose of its holdings, the fund may receive lower prices than what might otherwise be obtained.

Foreign Securities. The fund may invest a portion of its assets in securities of foreign issuers. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

         Investments in foreign securities involve special risks and considerations that are not present when a fund invests in domestic securities. These risks include less publicly-available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be very volatile. In addition, the value of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign rates.

Exchange Rates. Since the fund may purchase securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the assets from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to the investor by a mutual fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency-forward, futures, options or swaps contracts. Hedging transactions will not, however, always be fully effective in protecting against adverse exchange rate fluctuations. Furthermore, hedging transactions involve transaction costs and the risk that the fund will lose money, either because exchange rates move in an unexpected direction, because another party to a hedging contract defaults, or for other reasons.

Exchange Controls. The value of foreign investments and the investment income derived from them may also be affected (either favorably or unfavorably) by exchange control regulations. It is expected that the fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment. However, there is no assurance that currency controls will not be imposed after the time of investment.

Limitations of Foreign Markets. There is often less information publicly-available about a foreign issuer than about a U.S. issuer. Foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses, and other fees are also generally higher than for securities traded in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments. A delay in settlement could hinder the ability of the fund to take advantage of changing market conditions, with a possible adverse effect on net asset value. There may also be difficulties in enforcing legal rights outside the United States.

Foreign Laws, Regulations and Economies. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

Foreign Tax Considerations. Income (possibly including, in some cases, capital gains) received by the fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Any such taxes paid by the fund will reduce the net income of the fund available for distribution. Special tax considerations apply to foreign securities.

Emerging Markets. Risks may be intensified in the case of investments by the fund in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in more developed nations, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in emerging market countries may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Currency Transactions. The fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, the fund could , at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the
settlement  date of the  purchase;  the fund     could       enter into  similar
forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). These contracts are traded in the interbank market between currency traders (usually large commercial banks and other financial institutions) and their customers. A forward contract usually has no deposit requirement and no commissions are charged for trades. While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

Portfolio Securities Loans. The fund may lend its portfolio securities as long as: (1) the loan is continuously secured by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the fund. The fund may pay reasonable fees in connection with securities loans. Kobren Insight Management, Inc. ("KIM" or the "Adviser") and/or Delphi Management, Inc. ("Delphi" or the "Subadviser") will evaluate the credit-worthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers from the fund. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases, the loss of rights in the collateral if the borrower fails.

Short Sales. The fund may sell securities short. In a short sale the fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The fund then becomes obligated to replace the security borrowed by purchasing it at the market-price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         When it engages in short sales, the fund must also deposit in a segregated account an amount of cash or liquid securities equal to the difference between (1) the market value of the securities sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

         The fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Short Sales "Against the Box". A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities sold short. The extent to which such a transaction may be used to defer a gain for federal income tax purposes was significantly curtailed by federal tax legislation enacted in 1997.

                                  FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS

Futures, Options, Swaps and Currency Contracts and Their Risks. Any transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates or currency exchange rates. The fund incurs liability to a counterparty in connection with transactions in futures contracts, swaps and forward contracts and the selling of options, caps, floors and collars. As a result, the loss on these derivative contracts may exceed the fund's initial investment. The fund may also lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the fund. In addition, the fund incurs transaction costs in opening and closing positions in derivative contracts.

         Derivative contracts may sometimes increase or leverage the fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the fund. A fund may cover, or partially offset, the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash and liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

         The fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract, and the fund's portfolio assets.

         During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. Some over-the-counter options may be illiquid, while others may be determined to be liquid in accordance with procedures established by the Trustees. The fund's ability to terminate over-the-counter options, swaps, caps, floors, collars and forward contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty.

Options on Securities, Securities Indices and Currency. The fund may purchase and write (sell) call and put options on any securities in which it may invest, any securities index based on securities in which it may invest or any currency in which fund investments may be denominated. These options may be listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. The fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the fund obligates the fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the fund obligates the fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

         All call and put options written by the fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

         The fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under an over-the-counter option may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The fund may also sell call and put options to close out its purchased options.

         The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund's portfolio securities.

         The fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which these options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the fund's adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in these transactions will not fulfill their obligations. The Adviser will determine the liquidity of the fund's over-the-counter options in accordance with guidelines adopted by the Trustees.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the fund's adviser to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract is an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish the effective price or rate of return on portfolio securities or securities that the fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on these currencies.

         The fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, the fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

         If, in the opinion of the Adviser or Subadviser, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into these futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of these futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

         When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that these closing transactions can be effected. The fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

Other Considerations. The fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of the fund's hedging intent, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund must have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         To the extent that the fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions may not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which these options were in-the-money at the time of purchase.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of these contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions.

         Perfect correlation between the fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position to be hedged, the desired protection may not be obtained and the fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. It may be difficult to dispose of illiquid securities quickly or at a price that fully reflects their fair value. Restricted securities that are eligible for resale in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and commercial paper offered under Section 4(2) of the 1993 Act are not subject to the fund's 15% limit on illiquid investments, if they are determined to be liquid.

Borrowing, Reverse Repurchase Agreements and Leverage. The fund may borrow money from banks or through reverse repurchase agreements for emergency and/or leverage purposes. Using the cash proceeds of reverse repurchase agreements to finance the purchase of additional investments is a form of leverage. Leverage magnifies the sensitivity of a fund's net asset value to changes in the market prices of the fund's portfolio securities. However, the fund will borrow solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of any fund's total assets.

         Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore such coverage if it should decline to less than 300% due to market fluctuation or otherwise. Such sale must occur even if disadvantageous from an investment point of view. Leveraging aggregates the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. In addition, money borrowed is subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income and gains from the securities purchased with borrowed funds.

Defensive Investing. For temporary defensive purposes under abnormal market conditions, the fund may hold or invest up to 100% of its total assets in cash, investment grade fixed income securities, repurchase agreements and/or money market fund shares.

                                              FIXED INCOME SECURITIES

Fixed Income Securities. The value of fixed income securities, including U.S. government securities, varies inversely with changes in interest rates. When interest rates decline, the value of fixed income securities tends to rise. When interest rates rise, the value of fixed income securities tends to decline. The market prices of zero coupon, delayed coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than the market prices of securities providing for regular cash interest payments.

         In addition, fixed income securities are subject to the risk that the issuer may default on its obligation to pay principal and interest. The value of fixed income securities may also be reduced by the actual or perceived deterioration in an issuer's credit-worthiness, including credit rating downgrades.

         Fixed income securities may be subject to both call (prepayment) risk and extension risk. Call risk is the risk that an issuer of a security will exercise its right to pay principal on an obligation earlier than scheduled. Early principal payments tend to be made during periods of declining interest rates. This forces the affected fund to reinvest the unanticipated cash flow in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal later than scheduled. This typically happens during periods of rising interest rates and prevents the affected fund from reinvesting in higher yielding securities. Unscheduled principal prepayments and delays in payment can both reduce the value of an affected security. Unlike most conventional fixed income securities, mortgage-backed and asset-backed securities are generally subject to both call (prepayment) risk and extension risk.

Money Market Instruments. The fund may invest up to 100% in money market instruments, including obligations issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by or maintained at U.S. and foreign banks; and commercial paper.

Repurchase Agreements. The fund may, to the extent permitted by its investment policies, enter into repurchase agreements. A repurchase agreement consists of the sale to a fund of a U.S. government security or other debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, a fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the fund.

High Yield Securities and Their Risks. The fund will not invest directly more than 35% of its total assets in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Junk bonds are securities rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the investment adviser to be of comparable credit quality. The fund's investment in such securities is subject to the risk factors outlined below.

Growth of the High Yield Bond Market. The high yield, high risk market is at times subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on the high yield, high risk securities in the fund's portfolio and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit-worthiness and the high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and a higher incidence of high yield, high risk bond defaults may be experienced.

Sensitivity of Interest Rate and Economic Changes. The prices of high yield, high risk securities may be more or less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by the fund defaults, the fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield, high risk securities and the fund's net asset value. Yields on high yield, high risk securities will fluctuate over time. Furthermore, in the case of high yield, high risk securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

Payment Expectations. Certain securities held by the fund, including high yield, high risk securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield, high risk security's value will decrease in a rising interest rate market.

Liquidity and Valuation. The secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, making it more difficult for the fund to accurately value high yield, high risk securities or dispose of them. To the extent the fund owns or may acquire illiquid or restricted high yield, high risk securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Taxation. Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities or other securities that have "original issue discount." The fund will report the accrued interest on these securities as income each year even though it receives no cash interest until the security's maturity or payment date. Further, the fund must distribute substantially all of its income for each year to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the investment adviser to the fund must monitor the issuers of high yield, high risk securities in the fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the fund can meet redemption requests. To the extent that the fund invests in high yield, high risk securities, the achievement of the fund's investment objective may be more dependent on the fund's own credit analysis than is the case for higher quality bonds. The fund may retain a portfolio security whose rating has been changed. See "Appendix" for credit rating information.

Mortgage-Backed, Asset-Backed, Indexed and Derivative Securities. The fund may invest in mortgage-backed, asset-backed and indexed securities. Some of these securities are considered to be derivative securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgages. They may be issued by agencies or instrumentalities of the U.S. government or may be privately issued. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

         The fund's investments in mortgage-backed securities may include conventional mortgage pass through securities, stripped mortgage-backed securities ("SMBS") and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Examples of SMBS include interest only ("IO") and principal only ("PO") securities. Senior CMO classes typically have priority over less senior and residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class securities ("PACs").

         The principal and interest on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities generally are not collateralized as securely as mortgage-backed securities.

         The fund may invest in floating rate and other indexed securities. The interest rate and/or the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other reference prices. In addition, changes in the amount payable on a leveraged indexed security may be a multiple of changes in the reference rate or price. Examples of indexed securities include IOs, POs, inverse floaters, inverse IOs, super floaters, capped floaters, range floaters, dual index or yield curve floaters and Cost of Funds Index ("COFI") floaters.

         Mortgage-backed, asset-backed and indexed securities are subject to different combinations of call (prepayment), extension, interest-rate and other market risks. These risks and the price volatility of a security are magnified to the extent that a security has imbedded leverage. Under adverse market conditions, any of these risks could lead to a decline in the yield on or market value of these securities. In addition, these securities can at times be difficult to price accurately or to liquidate at a fair price.

         Conventional mortgage-backed securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs and other senior classes of sequential and parallel pay CMOs usually involve less exposure to prepayment, extension and interest-rate risk than other mortgage-based securities, provided that prepayment rates stay within expected prepayment ranges or collars. Call or prepayment risk is the risk primarily associated with mortgage IOs and superfloaters. Mortgage POs, inverse IOs, inverse floaters, capped floaters and COFI floaters are especially susceptible to extension and interest rate risk. Range floaters are subject to the risk that a designated interest rate will float outside the specified interest rate collar. Dual index floaters are subject to depreciation if there is an unfavorable change in the spread between two designated interest rates.

Year 2000 Risks. Like other mutual funds, financial and business organizations and individuals around the world, the fund could be adversely affected if the computer systems used by the Adviser or Subadviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." KIM is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the companies in which the fund may invest may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive.

                                            II. INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT POLICIES. The fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the fund. These fundamental policies provide that the fund may not:

         1. Invest 25% or more of its total assets in securities of issuers in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries).

         2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

         3. Make loans of securities to other persons, except loans of securities not exceeding 33 1/3% of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

         4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

         5. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein and real estate acquired as a result of owning securities.

         6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the fund of forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and securities indices; and swaps, caps, floors and collars, as permitted by the fund's prospectus.

         The 1940 Act currently prohibits the fund from issuing senior securities or borrowing money. However, the fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). If borrowings exceed this one-third limitation, for any reason, the fund must reduce the amount of its borrowings to not more than one-third of total assets within three business days.

         Additional investment restrictions adopted by the fund, which may be changed by the Board of Trustees, provide that the fund may not:

         1. With respect to 75% of the fund's assets, invest more than 5% of the fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the United States government, its agencies or instrumentalities, or (2) securities of other investment companies.

         2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

         3.  Make   investments  for  the  purpose  of  exercising   control  or
management.

         4. Invest in other investment companies except as permitted under the 1940 Act.

                                     III. MANAGEMENT OF THE TRUST AND THE FUND

A.  Trustees and Officers

         The principal occupations of the Trustees and officers of the trust during the past five years are set forth below. Each Trustee who is deemed to be an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk.

*ERIC M. KOBREN, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Chairman of the Board, President and Trustee. Mr. Kobren has served as President of Mutual Fund Investors Association, Inc. since 1985 and as President of Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc. since 1987. These are a financial publishing concern, a registered investment advisory firm and a registered broker-dealer, respectively. Mr. Kobren is 44 years old.

*MICHAEL P. CASTELLANO, 134 Redspruce Drive, Lake Naomi, Pennsylvania, 18350 - Trustee. Retired. From December 1994 to June 1997, Mr. Castellano served as Chief Administrative Officer of Kobren Insight Management, Inc. and as a registered representative of Kobren Insight Brokerage, Inc. From October 1993 to December 1994, Mr. Castellano was employed as Executive Vice President and Chief Administrative Officer of Wall Street Investor Services, a registered broker-dealer. Prior to that time, he was a Senior Vice President with Fidelity Investments, a registered investment advisory firm and broker-dealer. Mr. Castellano is 56 years old.

EDWARD B. BLOOM, International Data Group Inc., 5 Speen Street, P.O. Box 9192, Framingham, Massachusetts 01701 - Trustee. Mr. Bloom, Vice President and Treasurer of International Data Group Inc., a publishing company, has been employed there since November 1967. He is 47 years old.

ARTHUR DUBROFF, 335 Madison Avenue, 25th Floor, New York, New York 10017 - Trustee. Since July 1996, Mr. Dubroff has served as Executive Vice President and Chief Financial Officer of Enhance Financial Services Group, Inc. ("Enhance Financial"). Mr. Dubroff also acted as a Director of Enhance Financial from 1986 to 1991 and 1992 to 1996. From November 1993 to July 1996, he was employed as a Senior Vice President of First Data Corporation, a financial services company. From February 1992 to November 1993, Mr. Dubroff was employed as an Executive Vice President of Shearson Lehman Brothers, Inc. Mr. Dubroff is 47 years old.

STUART J. NOVICK, Children's Hospital, 300 Longwood Avenue, Boston, Massachusetts 02115 - Trustee. Since April 1997, Mr. Novick has served as Senior Vice President and General Counsel of Children's Hospital. From July 1984 to April 1997, Mr. Novick served as Vice President and General Counsel of Children's Hospital. He is 47 years old.

ERIC J. GODES, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Vice President, Treasurer and Secretary. Mr. Godes, an investment advisory representative of Kobren Insight Management, Inc. and Vice President and a registered representative of Kobren Insight Brokerage, Inc., has been associated with both companies since 1990. He is 37 years old.

EDWARD R. GOLDFARB, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Vice President. Since September 1995, Mr. Goldfarb has been Director of Research and Chief Strategist of Kobren Insight Management, Inc. as well as a registered representative of Kobren Insight Brokerage, Inc. From June 1992 to September 1995, he was employed as a registered representative of Aeltus Capital, Inc. and, from March 1994 to September 1995, he also served as Managing Director of Aeltus Investment Management, Inc. From September 1982 to September 1995, Mr. Goldfarb was employed as a Vice President of Aetna Life & Casualty serving in various capacities. During that time, he was also a registered representative of Aetna Financial Services, Inc. and, from May 1992 to March 1994, a registered representative of Aetna Capital Management, Inc. Mr. Goldfarb is 37 years old.

         The Trustees who are not employed by the Adviser each receive a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus out-of-pocket expenses incurred in attending such meetings.

                                                Compensation Table

         The following table sets forth the compensation paid to the Trustees of the trust for the fiscal year ended December 31, 1997. No  compensation  is paid to any officers of the trust by the funds.
                                                                                        TOTAL COMPENSATION
                                                      AGGREGATE                            FROM THE FUND
            NAME OF PERSON                          COMPENSATION                         AND FUND COMPLEX
             AND POSITION                           FROM THE FUND                        PAID TO TRUSTEES
Eric M. Kobren,                                     $         0                             $      0
Chairman of the Board,
President and Trustee

Michael P. Castellano,                              $         0                             $      0
Trustee

Edward B. Bloom,                                    $         0                             $  6,750
Trustee

Arthur Dubroff,                                     $         0                             $  7,250
Trustee

Stuart J. Novick,                                   $         0                             $  6,750
Trustee

Scott A. Schoen*                                    $         0                             $  6,250


         The trust's Declaration of trust provides that the trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the trust, unless, as to liability to the trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the trust and its funds. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

B.  Investment Adviser

         KIM serves as investment adviser to the trust and the fund pursuant to a written investment advisory agreement. KIM is a Massachusetts corporation organized in 1987, and is a registered investment adviser under the Investment Advisers Act of 1940. KIM has engaged Delphi as the fund's subadviser. Under the supervision of KIM and the fund's Board of Trustees, Delphi makes the fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the fund's investments.

         Certain services provided by KIM under the investment advisory agreement are described in the prospectus. In addition to those services, KIM may, from time to time, provide the fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the fund for any costs incurred. As compensation for its services, the fund pays KIM a fee computed daily and paid monthly at the annual rate of 1.00% of the fund's average daily net assets. KIM is responsible for Delphi's subadvisory fee.

         The fund is responsible for all expenses not expressly assumed by KIM or the administrator. These include, among other things, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

         KIM has agreed to reimburse the fund to the extent necessary to maintain the fund's operating expenses (excluding investment advisory fees, brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) at 0.75% annually of the fund's average daily net assets. Although this expense cap arrangement can be revoked at any time, KIM plans to continue this arrangement until January 1, 2000.

         By its terms, the trust's investment advisory agreement with respect to the fund will remain in effect through December 15, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or, with respect to the fund, (b) a vote of the majority of the fund's outstanding voting securities. In either event, continuance must also be approved by a majority of the Trustees who are not interested persons of the trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The trust's investment advisory agreement with respect to the fund may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the fund's outstanding voting securities, or by KIM. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

C.  Distribution

         Distributor

         Kobren Insight Brokerage, Inc., an affiliate of KIM, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481, serves as the fund's distributor pursuant to an agreement which is renewable annually. The fund's shares are sold on a continuous basis by Kobren Insight Brokerage, Inc. as agent, although Kobren Insight Brokerage, Inc. is not obligated to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the fund (excluding preparation and printing expenses necessary for the continued registration of the fund's shares) and of preparing, printing and distributing all sales literature.

         Distribution Plan - (Retail Class Only)

              The trust on behalf of the fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the retail class shares of the fund. Pursuant to the plan, the fund uses its assets to finance activities relating to the distribution of retail class shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Arrangements" in the Prospectus. The fund compensates Kobren Insight Brokerage, Inc., distributor of the fund, at a fee calculated at an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to retail class shares.

         General In accordance with the terms of the plan, Kobren Insight Brokerage, Inc. provides to the trust for review by the Trustees a quarterly written report of the amounts expended under the plan and the purpose for which such expenditures were made.

         No interested person of the trust, nor any Trustee of the trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the plan.

         The plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the plan), cast in person at a meeting called for the purpose of voting on the plan. In approving the plan, the Trustees identified and considered a number of potential benefits which the plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the plan will benefit the fund and its future shareholders. Under its terms, the plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the plan must also be approved by the Trustees in the manner described above. The plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the plan, or by a vote of a majority of the outstanding voting securities of the Retail Class (as defined in the 1940
Act). The plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

D.  Administrator, Transfer Agent and Dividend Paying Agent

         The Board of Trustees of the trust has approved an Administration Agreement between the trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, pursuant to which Investor Services Group serves as administrator to the trust and to the fund. Investor Services Group is located at One Exchange Place, Boston, Massachusetts 02109. The administrative services necessary for the operation of the trust and the fund provided by Investor Services Group include among other things: (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the trust and the fund, including coordination of the services performed by the transfer agent, custodian, independent accountants, legal counsel and others. For these services, Investor Services
Group is entitled to receive $67,500 annually for administration and fund accounting on a per fund basis.

         Investor Services Group also serves as the trust's transfer and dividend paying agent and performs shareholder service activities. The location for these services is 4400 Computer Drive, Westborough, Massachusetts 01581. The services of Investor Services Group are provided pursuant to a Transfer Agency and Services Agreement between the trust and Investor Services Group. Pursuant to such Agreement, Investor Services Group receives from the trust, with respect to the fund, an annual fee of $14 per shareholder account (subject to a $32,000 annual minimum per fund). Investor Services Group also receives reimbursement under the Transfer Agency and Services Agreement for certain out-of-pocket expenses incurred in rendering such services.

           IV. PURCHASE, REDEMPTION AND DETERMINATION OF NET ASSET VALUE

         Detailed information on purchase and redemption of shares is included in the prospectus. The trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days
(i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the trust.

         The fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Income, expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the fund's shares.

         The fund computes the net asset value ("NAV") of its shares at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each weekday that is not a holiday. The holidays (as observed) on which the NYSE is scheduled to be closed currently are: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of the fund's shares is determined by subtracting from the value of the fund's total assets the amount of the fund's liabilities and dividing the remainder by the number of outstanding fund shares

         Foreign securities in which the fund may invest may be listed primarily on foreign stock exchanges that may trade on other days (i.e., Saturday). Accordingly, the NAV of the fund's portfolio may be significantly affected by such trading on days when KIM and an investor do not have access to the funds.

                                              V. SPECIAL REDEMPTIONS

         If the Board of Trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make payment wholly or partly in cash, the fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the fund, instead of in cash, in conformity with any applicable rules of the SEC. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

                                            VI. PORTFOLIO TRANSACTIONS

         Under the supervision of KIM and the Board of Trustees, Delphi is responsible for decisions to buy and sell securities for the fund and for the placement of the fund's portfolio business and negotiation of commissions, if any, paid on these transactions.

         In placing portfolio transactions with brokers and dealers, Delphi attempts to obtain the best overall terms for the fund, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer. In selecting broker-dealers and to the extent that the execution and price offered by more than one dealer are comparable, Delphi may consider research, including statistical or pricing information, and brokerage services furnished to the funds or Delphi. In addition, the fund may pay brokerage commissions to brokers or dealers in excess of those otherwise available upon a determination that the commission is reasonable in relation to the value of the brokerage services provided, viewed in terms of either a specific transaction or overall brokerage services provided with respect to the fund's portfolio transactions by such broker or dealer. Delphi may use this research information in managing the funds' assets, as well as assets of other clients.

         Stocks, other equity securities and options may be traded through brokers on an agency basis with a stated brokerage commission or on a principal basis in the over-the-counter market. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer on principal transactions will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at that time. Certain money market instruments and government agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Futures contracts are traded on an agency basis with a futures commission merchant.
Swaps and other over-the-counter contracts are traded directly with the counterparty, which is usually a dealer, a bank or other institution.

         Other investment advisory clients advised by KIM and/or Delphi may also invest in the same securities as the fund. When these clients buy or sell the same securities at substantially the same time, KIM and/or Delphi may average the transactions as to price and allocate the amount of available investments in a manner which KIM and/or Delphi believes to be equitable to each client, including the fund. In some instances, this investment procedure may adversely affect the price paid or received by the fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, KIM and/or Delphi may aggregate the securities to be sold or purchased for the fund with those to be sold or purchased for other funds or clients managed by it in order to obtain best execution.

                                           VII. PERFORMANCE INFORMATION

A.  Total Return

         From time to time, quotations of the fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Total return is computed by finding the average annual compounded rates of return over the designated periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:

P =        a hypothetical initial payment of $1,000
T =        average annual total return
n =        number of years
ERV = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

         The calculation set forth above is based on the further assumptions that: (i) all dividends and distributions of the fund during the period were reinvested at the net asset value on the reinvestment dates; and (ii) all recurring expenses that were charged to all shareholder accounts during the applicable period were deducted.

         Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the fund.

B.  Non-Standardized Total Return

         In addition to the performance information described above, the fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

C.  Other Information Concerning Fund Performance

         The fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of a fund's shares when redeemed may be more or less than their original cost.

         The fund may compare its performance over various periods to various indices or benchmarks or combinations of indices and benchmarks, including the performance record of the Standard & Poor's 500 Composite Stock Price Index ("S&P"), Russell 2000 Index, Russell Value Indices, the Dow Jones Industrial Average ("DJIA"), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how such fund's total return compare to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The fund may have the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike the fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

         Comparisons may be made on the basis of a hypothetical initial investment in the fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

         The  fund's   performance   may  be  compared  in  advertising  to  the
performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

Other groupings of funds prepared by Lipper Analytical Services, Inc. ("Lipper") and other organizations may also be used for comparison to the funds. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

         From time to time, the fund may publish the ranking of the performance of its shares by Morningstar, an independent mutual fund monitoring service that ranks mutual funds, including the fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's one-, three-, five- and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, in reports and promotional literature, the fund's total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper's "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibbotson Associates, CDA Wiesenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD"), which differ from mutual funds, such as the fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured. Comparisons may also be made to the 10 year Treasury Benchmark.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc.
will also be used.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") and others provide historical returns of the capital markets in the United States. The fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. The fund may discuss the performance of financial markets and indices over various time periods.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors Small Company Fund. This fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term High-Grade Corporate Bond Index which includes nearly all Aaa- and Aa-rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter.

         Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the fund.

         Other widely used indices that the fund may use for comparison purposes include the Lehman Bond Index, the Lehman Aggregate Bond Index, the Lehman GNMA Single Family Index, the Lehman Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers Non-Government Bond Index, the Salomon Brothers Non-U.S. Government Bond Index, the Salomon Brothers World Government Bond Index and the J.P. Morgan Government Bond Index. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         The fund may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI. In addition, the fund may employ historical mutual fund performance data and industry asset allocation studies in their advertisements.

         The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in the fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

         The fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten year period.

         Evaluations of fund performance made by independent sources may also be used in advertisements concerning the funds, including reprints of, or selections from, editorials or articles about the fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar. Sources for fund performance information and articles about the fund may include the following:

BANXQUOTE, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOSTON GLOBE, a regional daily newspaper.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC/DONOGHUES' MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc. of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTORS BUSINESS DAILY, a daily newspaper that features financial, economic, and business news.

KIPLINGER'S PERSONAL FINANCE, a monthly business publication.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INVESTOR and MORNINGSTAR PRINCIPIA, monthly mutual fund reporting services.

MUTUAL FUND MAGAZINE, a monthly business magazine published by the Institute for Econometric Research.

MUTUAL FUND VALUES,  a bi-weekly  Morningstar,  Inc.  publication  that provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SMART MONEY, a Dow Jones & Company, Inc. monthly business magazine.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, a nationally distributed newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

THE WALL STREET JOURNAL, a Dow Jones & Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' background, management policies, salient features, management results, income and dividend records, and price ranges.

WORTH MAGAZINE, a monthly business publication.

         When comparing total return and investment risk of shares of the fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

         The performance of the fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of a fund for any period in the future. The performance of the fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases and sales of the fund, sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the fund's performance.

                                     VIII. DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes. The fund intends to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which the fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the fund will not be subject to federal income tax on the amounts distributed to shareholders in the manner required under the Code. The fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

         Amounts not distributed on a timely basis in accordance with a separate calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid imposition of the excise tax, the fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for the previous year that were not distributed during such year and on which the fund has not paid income tax. A distribution will be treated as paid by the fund, and taxable to shareholders as if received, on December 31 of the year if it is declared by the fund in October, November or December of that year with a record date in such a month and paid by the fund during January of the following year. The fund intends to seek to distribute its income in accordance with this requirement to avoid or minimize any excise tax. Shortly after the end of each year, the trust will notify shareholders of the federal tax status of dividends and distributions for that year.

         All income and capital gains will be distributed by the fund (after deductions for the fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the fund's net capital gain, which will be taxable to shareholders as long-term capital gains. These long-term capital gains may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the fund realized the gains, and the fund's holding periods for those assets. Because the fund is actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund in its portfolio with unrealized appreciation, or capital losses that might be disallowed under wash sale rules or recharacterized, investing in the fund may result in increased tax liability to a shareholder since the fund must distribute its net realized gains in accordance with the rules described above.

         Distributions of net capital gain received by the fund, as well as net capital gain realized by the fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of fund shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

         If the fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The fund may be subject to foreign withholding or other foreign taxes imposed by foreign countries with respect to the fund's investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to qualify to pass such taxes or associated foreign tax credits or deductions through to its shareholders, who consequently are not expected to take them into account on their own tax returns.

         Foreign exchange gains and losses realized by the fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options and futures contracts relating to foreign currency, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the fund's investment in stock or securities, possibly including any such transaction not used for hedging purposes, may under future Treasury regulations produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the fund may restrict the fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the fund. The fund may also be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Additionally, certain of the fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio, may be deferred rather than being taken into account currently in calculating the fund's taxable income or gain. Certain of such transactions may also cause the fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. The fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps, floors and collars and currency swaps are unclear in certain respects, and the fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Investments in debt obligations that are at risk of or are in default (i.e., junk bonds) present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund that holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         The tax treatment of distributions from the fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash that could have been received instead.

         The fund may invest in mutual funds with capital loss carryforwards. If such a mutual fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to a fund and its shareholders will likely be reduced. Similarly, the fund may incur capital losses that it may carry forward to future taxable years, to the extent provided by the Code and applicable regulations, to offset capital gains it may realize in such years.

         Depending upon a shareholder's residence for tax purposes, distributions and the value of fund shares may also be subject to state and local taxes, or other taxes. Shareholders should consult their own tax advisers regarding the tax consequences of ownership of shares of, and receipt of distributions from, the fund in their particular circumstances.

         The fund is generally required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and other distributions, including redemption proceeds, paid to individuals and other non-exempt shareholders if
(1) the shareholder fails to furnish the trust with and to certify his or her correct social security number or other taxpayer identification number, (2) the Internal Revenue Service (the "IRS") or a broker notifies the trust that the shareholder is subject to withholding or (3) the shareholder fails to certify that he or she is not subject to backup withholding.

         The fund will distribute investment company taxable income and any net capital gain at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the fund making the distribution, unless the shareholder notifies the fund in writing of his or her election to receive distributions in cash.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions.

Non-U.S. investors not engaged in a U.S. trade or business with which their fund investment is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective Form W-8 is on file, 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the applicability of foreign taxes to an investment in the fund.

         The fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that each fund qualifies as a regulated investment company under the Code, the fund will also not be required to pay Massachusetts income tax.

                           IX. CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS

         Pursuant to a Custody Agreement between the trust and Boston Safe Deposit and the trust Company ("Boston Safe"), a subsidiary of Mellon Bank Corporation, Boston Safe provides custodial services to the trust and the fund. The principal business address of Boston Safe is One Boston Place, Boston, Massachusetts 02108.

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is counsel for the trust.

         PricewaterhouseCoopers   LLP,   One   Post   Office   Square,   Boston,
Massachusetts 02109, are the independent accountants of the trust.

                                            X. DESCRIPTION OF THE TRUST

         The trust is an open-end, diversified series management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of trust dated September 13, 1996. The name of the trust, formerly Insight Premier Funds, was changed to Kobren Insight Funds in November 1996 by amendment to the Declaration of trust.

         The Trustees of the trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series, each share with a par value of $.001. Currently, the trust consists of four series. Each share in a particular series represents an equal proportionate interest in that series with each other share of that series and is entitled to such dividends and distributions as are declared by the Trustees of the trust. Upon any liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution. Shareholders in one of the series have no interest in, or rights upon liquidation of, any of the other series.

         The trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the trust holding office have been elected by shareholders, a meeting of shareholders of the trust will be called to elect Trustees. Under the Declaration of trust and the 1940 Act, the recordholders of not less than two-thirds of the outstanding shares of the trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of trust disclaims shareholder liability for acts or obligations of the trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the funds or the Trustees. The Declaration of trust provides for indemnification out of the trust's property for all loss and expense of any shareholder held personally liable for obligations of the trust and its funds. Accordingly, the risk of a shareholder of the trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                            XI. ADDITIONAL INFORMATION

         Statements contained in the prospectus and this statement of additional information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                             PART C: OTHER INFORMATION

Item 23.      Exhibits.

              (a)     Declaration  of  Trust is  incorporated  by  reference  to
                      Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed with the SEC on September 16, 1996 (the "Registration Statement").

Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is filed herein.

(b) By-Laws are incorporated by reference to Exhibit 2 of the Registration Statement.

              (c)     Not Applicable.

(d) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2.

Amendment to Investment Advisory Agreement with Kobren Insight Management,  Inc.
on behalf of Kobren Delphi Value Fund     is filed herein.

Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund is filed herein.

(e) Distribution Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

Amendment to  Distribution  Agreement  with Kobren Insight  Management,  Inc. on
behalf of Kobren Delphi Value Fund     is filed herein.

              (f)     Not Applicable.

              (g)     Custody  Agreement  with  Boston  Safe  Deposit  and Trust
                      Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

                      Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2. . Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313)("Post-Effective Amendment No. 5").

              (h)     Transfer   Agency   Agreement  with  First  Data  Investor
                      Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 13, 1997 (Accession No.
                      0000927405-97-000202)("Post-Effective Amendment No. 1").

                      Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC on September 4, 1998 (Accession No.
                      0000927405-98-000293)("Post-Effective Amendment No. 3").

Amendment to Transfer Agency Agreement with First Data Investor  Services Group,
Inc. on behalf of Kobren Delphi Value Fund     is filed herein.

Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

Amendment to  Administration  Agreement with First Data Investor Services Group,
Inc. on behalf of Kobren Delphi Value Fund     is filed herein.

(i) Opinion of Counsel on behalf of Kobren Delphi Value Fund is filed herein.

(j)     Consent of Independent Accountants is filed herein.

              (k)     Not Applicable.

              (l) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(a) of
                      Pre-Effective   Amendment   No.  1  to  the   Registration
                      Statement as filed with the SEC on November 8, 1996 ("Pre-Effective Amendment No. 1").

                      Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Moderate Growth Fund and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(b) of Pre-Effective Amendment No. 1.

                      Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Kobren Conservative Allocation and Kobren Insight Management, Inc., dated November 6, 1996 is incorporated by reference to Exhibit 13(c) of Pre-Effective Amendment No. 1.

                          Not applicable.

              (m) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

              (n)     Financial Data Schedules are filed herein.
 .
              (o) Plan pursuant to Rule 18f-3 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

Item 24.      Persons Controlled by or Under Common Control with the Fund.

              Not Applicable.

Item 25.      Indemnification.

The response to this Item 25 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1.

Item 26.      Business and Other Connections of the Investment Adviser.

Kobren Insight Management, Inc. serves as adviser to the Registrant. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Koben Insight Management, Inc. under the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-30125).

Delphi Management, Inc. performs certain investment advisory services for the Registrant, under the supervision of Kobren Insight Management, Inc. For information as to its business, profession, vocation or employment of a substantial nature, reference is made to Form ADV filed by Delphi Management, Inc. under the Advisers Act.

Item 27.      Principal Underwriters.

(a) Kobren Insight Brokerage, Inc., the Fund's Distributor, does not act as principal underwriter, depositor or investment adviser for any other mutual funds.

(b) For information with respect to each director, officer or partner of Kobren Insight Brokerage, Inc., please refer to the following:



 Name and Principal Business       Positions and Offices with Underwriter                 Position and Offices
           Address*                                                                             with Fund

Eric M. Kobren                   Director, President and Treasurer                   President

Cathy Kobren                     Secretary                                           None

*    The business address of the  above-listed  persons is 20 William Street,  Suite 310, P.O. Box 9135,  Wellesley
     Hills, Massachusetts 02181.

(c)           Not Applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of:

              Kobren Insight Management, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as investment adviser)

              Delphi Management, Inc.
              50 Rowes Wharf, Suite 540
              Boston, Massachusetts  02110
              (records relating to its functions as subadviser)

              Kobren Insight Brokerage, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as distributor)

              First Data Investor Services Group, Inc.
              One Exchange Place
              Boston, Massachusetts  02109
              (records relating to its functions as administrator)

              First Data Investor Services Group, Inc.
              4400 Computer Drive
              Westborough, Massachusetts  01581
              (records relating to its functions as transfer agent)

              Boston Safe Deposit and Trust Company
              One Boston Place
              Boston, Massachusetts 02108
              (records relating to its functions as custodian)

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, KOBREN INSIGHT FUND has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 17th day of December, 1998.

                                                     KOBREN INSIGHT FUNDS


                                                  By:    /s/ Eric M. Kobren
                                                     Eric M. Kobren, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signatures                                 Title                                   Date

/s/ Eric M. Kobren                    President, Chairman of the Board and                    12/17/98
Eric M. Kobren                        Trustee (Chief Executive Officer)

/s/ Eric J. Godes                     Treasurer, Chief Financial Officer and                  12/17/98
                                      Chief Accounting Officer
Eric J. Godes

/s/ Michael P. Castellano             Trustee                                                 12/17/98
Michael P. Castellano

/s/ Arthur Dubroff                    Trustee                                                 12/17/98
Arthur Dubroff

/s/ Edward B. Bloom                   Trustee                                                 12/17/98
Edward B. Bloom

/s/ Stuart J. Novick                  Trustee                                                 12/17/98
Stuart J. Novick




                                                   EXHIBIT INDEX

Exhibit
Number            Description



23(a)             Amendment to Declaration of Trust

23(d)             Amendment to Investment Advisory Agreement

                  Subadvisory Agreement

23(e)             Amendment to Distribution Agreement

23(h)             Amendment to Transfer Agency Agreement

                  Amendment to Administration Agreement

23(i)             Opinion of Counsel

23(j)             Consent of Independent Accountants

23(n)             Financial Data Schedules